Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 19, 2015
Document And Entity Information
Entity Registrant Name	T.A.G. Acquisitions Ltd.
Entity Central Index Key	0001610785
Document Type	10-Q/A
Document Period End Date	Jun. 30, 2015
Amendment Flag	true
Amendment Description	The Form 10-Q Amendment is being filed to incorporate the XBRL exhibits, no other changes have been made to this document.
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		6,000,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015